The RBB Fund Trust
615 East Michigan Street
Milwaukee, Wisconsin 53202

September 17, 2025

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Department of Investment Management
100 F Street, N.E.
Washington, D.C.  20549

Re:	The RBB Fund Trust (the “Trust”) File Nos.: 333-200168 and 811-23011

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, the MUFG Japan Small Cap Active ETF (the “Fund”), hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from those contained in the most recent amendment for the Fund dated July 2, 2025, and filed electronically on July 2, 2025 as Post‑Effective Amendment No. 64 to the Trust’s Registration Statement on Form N-1A.

If you have any questions or require further information, do not hesitate to contact Edward Paz at edward.paz@usbank.com.

Sincerely,

THE RBB FUND TRUST

/s/ James G. Shaw
James G. Shaw
Chief Financial Officer, Chief Operating Officer, and Secretary

cc:	Steven Plump, The RBB Fund Trust Jillian L. Bosmann, Faegre Drinker Biddle & Reath LLP